Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax
Schedule of components of Income (loss) before income taxes

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Income (loss) before income taxes:
PRC	70,382,855	8,742,444	(133,775,542)
Outside of PRC	(25,041,651)	(22,186,499)	(48,379,927)

Total	45,341,204	(13,444,055)	(182,155,469)

Schedule of expense (benefit) for income taxes

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Current Tax
PRC	17,990,790	13,331,921	4,059,702
Outside of PRC	17,425	16,686	6,713

	18,008,215	13,348,607	4,066,415

Deferred Tax
PRC	(7,700,893)	(15,416,346)	(24,394,667)
Outside of PRC	—	—	—

	(7,700,893)	(15,416,346)	(24,394,667)

Income tax expense (benefit)	10,307,322	(2,067,739)	(20,328,252)

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2016	2017
	$	$
Deferred tax assets:
Accrued salary expenses	10,298,156	9,165,743
Bad debt provision	7,790,085	5,456,916
Net operating loss carry forwards	9,421,817	38,433,490
Advertising expenses	13,811,900	14,315,500
Others	568,874	314,127

Gross deferred tax assets	41,890,832	67,685,776
Valuation allowance	(192,536)	(602,135)

Total deferred tax assets	41,698,296	67,083,641

Deferred tax liabilities:
Intangible assets from acquisition and other assets	18,869,374	18,016,186

Total deferred tax liabilities	18,869,374	18,016,186

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Balance as of January 1	(957,162)	(654,267)	(192,536)
Reverse (additions)	255,264	(686)	(490,152)
Write off	—	409,467	103,968
Changes due to exchange rate translation	47,631	52,950	(23,415)

Balance as of December 31	(654,267)	(192,536)	(602,135)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,

	2015	2016	2017

PRC income tax rate	25.00%	25.00%	25.00%
Goodwill impairment not deductible for tax purposes	—	—	(5.66)%
Share based compensation expenses not deductible for tax purposes	5.17%	(19.17)%	(0.48)%
Other expenses not deductible for tax purposes	3.71%	(4.30)%	(0.27)%
Effect of tax holiday	(13.18)%	5.19%	(5.46)%
Effect of different tax rate of subsidiary operation in other jurisdiction	2.05%	(2.11)%	(0.59)%
Effect of different tax rate of DTA and DTL applied	(2.37)%	17.58%	—
Valuation allowance movement	(0.56)%	(0.01)%	(0.27)%
Withholding tax	2.91%	(6.80)%	(1.11)%

	22.73%	15.38%	11.16%

Schedule of the aggregate amount and per share effect of the tax holiday
	Year Ended December 31,
	2015	2016	2017
	$	$	$
The aggregate dollar effect	5,977,806	697,559	—
Per share effect—basic	0.04	0.01	—
Per share effect—diluted	0.04	0.01	—